Revenue - Summary of deferred revenue (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Contract With Customer Liability [Line Items]
Balance at beginning of period	$ 30,109	$ 27,874	$ 28,515	$ 26,256	$ 26,256	$ 22,787
Revenue recognized1	(82,159)	(71,159)	(163,121)	(148,065)	(305,812)	(283,383)
Additional amounts deferred1	82,806	71,963	165,362	150,487	308,071	286,852
Balance at end of period	$ 30,756	$ 28,678	$ 30,756	$ 28,678	$ 28,515	$ 26,256